NET INTEREST INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NET INTEREST INCOME (Details) [Line Items]
Borrowings, interest rate	2.25%	2.74%	2.43%
Interest income on impaired financial assets accrued	£ 196	£ 222	£ 179
Reserve of cash flow hedges [member]
NET INTEREST INCOME (Details) [Line Items]
Interest income	580	691	644
Negative interest rates [member]
NET INTEREST INCOME (Details) [Line Items]
Interest income	26	31	12
Interest expense	119	10	50
Finance Leases [Member]
NET INTEREST INCOME (Details) [Line Items]
Interest income	£ 39	£ 45	£ 49